January 21, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RPX Corporation
Registration Statement on Form S-1
CIK: 0001509432

Ladies and Gentlemen:

On behalf of RPX Corporation (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock under the Securities Act of 1933, as amended (the “Act”), we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1, together with exhibits thereto (except for certain exhibits that will be filed by amendment). Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Registrant for five (5) years.

In payment of the registration fee, $11,610.00 was transferred to the Securities and Exchange Commission’s account at US Bank by two federal wire transfers. The first wire was sent on January 19, 2011 and was assigned federal reference number 0119I1B7031R032012. The second wire was sent on January 20, 2011 and was assigned federal reference number 0120I1B7031R025897.

Please direct any comments or questions regarding this filing to Bennett Yee at Gunderson Dettmer Stough Villeneuve Franklin & Hachigian, LLP, 1200 Seaport Boulevard, Redwood City, CA 94063 or by telephone at (650) 465-5244 or facsimile at (877) 880-0612.

Very truly yours,

GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN, LLP

By:	/s/ Bennett Yee
Bennett Yee

Attachments

cc:	Martin Roberts (RPX Corporation)

GUNDERSON DETTMER STOUGH VILLENEUVE FRANKLIN & HACHIGIAN, LLP

1200 SEAPORT BOULEVARD, REDWOOD CITY, CA 94063 / PHONE: 650.321.2400 / FAX: 650.321.2800

SILICON VALLEY / BOSTON / NEW YORK / SAN DIEGO